SEGMENT INFORMATION - Schedule of segment information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Segment Information Abstract
Cash and marketable securities held in Trust Account	$ 38,380,594		$ 38,380,594		$ 37,914,438	$ 84,565,597
Cash	149,017		149,017		162,853	236,700
Operating costs					931,461	1,036,627
Interest earned on cash and marketable securities held in Trust Account	$ 235,555	$ 689,016	$ 466,156	$ 1,361,827	$ 2,468,822	$ 8,127,041